Federated Hermes Government Obligations Fund Investment Strategy - Premier Shares [Member] - Federated Hermes Government Obligations Fund	Jul. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCEWhat are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	The Fund invests in a portfolio of U.S. Treasury and government securities maturing in 397 days or less and repurchase agreements collateralized fully by U.S. Treasury and government securities. The Fund may also hold cash. The Fund limits its investments to those that would enable it to qualify as a permissible investment for federally chartered credit unions as set forth in applicable federal banking regulations.Certain of the government securities in which the Fund invests are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in government securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association (“Ginnie Mae”). Finally, the Fund may invest in certain government securities that are issued by entities whose activities are sponsored by the federal government, but that have no explicit financial support. In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 (“Rule 2a-7”). The Fund will operate as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). “Government money market funds” are required to invest at least 99.5% of their total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully. Government money market funds are not required to adopt a liquidity fee framework.Under normal conditions, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in government securities and/or repurchase agreements that are collateralized by government securities. The Fund will notify shareholders at least 60 days in advance of any change in this investment policy.